Note 11 - Securitization Liabilities	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of securitization liabilities [text block]
11.	Securitization liabilities:

Securitization liabilities include amounts payable to counterparties for cash received upon initiation of securitization transactions, accrued interest on amounts payable to counterparties, and the unamortized balance of deferred costs and discounts which arose upon initiation of the securitization transactions. During the quarter ended April 30, 2020, the Bank redeemed $24.5 million of maturing securitization liabilities. The amounts payable to counterparties, which bore an interest rate of 3.55%, matured in December 2020. Securitized residential insured mortgages and other assets were pledged as collateral for these liabilities.